Consolidated Statements of Comprehensive Income - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
Profit for the year	€ 2,319	€ 10,717	€ 1,957
Other comprehensive (loss) income	1,908	4,557	(7,305)
Gains (losses) from financial assets measured at Fair value through other comprehensive income	(29)	2	1
Income tax impact	9	(1)	0
Other comprehensive income (loss), available-for-sale investments, net of tax	(20)	1	1
Gains (losses) on hedges	1,081	1,593	(765)
Income tax impact	(282)	(395)	183
Reclassification of (gains) losses included in the income statement (Note 19)	(704)	(1,874)	963
Income tax impact	181	478	(250)
Other comprehensive income, hedges, net of tax	276	(198)	131
Gains (losses) on hedges costs	(59)	128	(98)
Income tax impact	15	(32)	24
Reclassification of (gains) losses included in the income statement (Note 19)	(9)	(10)	(8)
Income tax impact	2	3	2
Other comprehensive income, hedges costs, net of tax	(51)	89	(80)
Share of gains (losses) recognized directly in equity of associates and others (Note 10)	65	32	0
Income tax impact	0	0	0
Other comprehensive income, share of other comprehensive income of associates and joint ventures accounted for using equity method that will be reclassified to profit or loss, net of tax	65	32	0
Translation differences (Note 17)	1,562	4,098	(7,236)
Total other comprehensive income (loss) recognized for the year that may be reclassified subsequently to profit or loss	1,832	4,022	(7,184)
Actuarial gains (losses) and impact of limit on assets for defined benefit pension plans	102	130	33
Income tax impact	(32)	(35)	0
Reclassification to reserve actuarial losses (gains) and impact of limit on assets for defined benefit pension plans (Note 2)	0	392	0
Actuarial gains (losses) and impact of limit on assets for defined benefit pension plans, net of tax	70	487	33
Gains (losses) from financial assets measured at fair value through comprehensive income	42	49	(141)
Income tax impact	0	(1)	(13)
Reclassification to reserve of gains (losses) from financial assets measured at fair value through comprehensive income (Note 12)	71	0	0
(Losses) gains from financial assets measured at fair value through comprehensive income, net of tax	113	48	(154)
Share of profit (loss) of associates accounted for using equity method	(107)	0	0
Total other comprehensive income (loss) recognized for the year that will not be reclassified subsequently to profit or loss	76	535	(121)
Total comprehensive income (loss) for the year	4,227	15,274	(5,348)
Attributable to:
Equity holders of the parent and other holders of equity instruments	3,519	12,652	(4,286)
Non-controlling interests	€ 708	€ 2,622	€ (1,062)